Financial Instruments and Management of Financial Risks (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investments	₪ 209
Loans	148,000
Fair value assets of investments	331	₪ 2,480
Investees [member]
IfrsStatementLineItems [Line Items]
Fair value assets of investments	₪ 331
Customer credit [member]
IfrsStatementLineItems [Line Items]
Credit maturity period	90
Loans	₪ 10,000	₪ 7,000
Borrowings, interest rate	7.60%	7.60%